5. NOTES PAYABLE (June 2018 Note) (Details Narrative) - USD ($)	9 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Promissory Note [Member] | Huntington National Bank [Member]
Line of credit maximum borrowing capacity	$ 100,000
Line of credit interest terms	Interest is paid monthly at prime plus 1.25%
Line of credit expiration date	Feb. 28, 2018
Line of credit balance	$ 0	$ 92,197
Promissory Note [Member] | Fourly Enterprises [Member]
Debt issuance date	Jul. 31, 2017
Debt face amount	$ 50,000
Note payable balance	$ 32,949	46,461
Debt interest rate terms	20% with payments of $5,000 due monthly
Debt maturity date	Aug. 16, 2018
Promissory Note [Member] | Elmer Fink [Member]
Debt issuance date	Aug. 09, 2017
Debt face amount	$ 100,000
Note payable balance	$ 100,000	100,000
Debt interest rate terms	10%
Debt maturity date	Jul. 31, 2020
Promissory Note [Member] | Mike and Terry Ashby [Member]
Debt issuance date	Aug. 09, 2017
Debt face amount	$ 100,000
Note payable balance	$ 100,000	100,000
Debt interest rate terms	10%
Debt maturity date	Aug. 15, 2020
Promissory Note [Member] | Heleon Investment [Member]
Debt issuance date	Sep. 05, 2017
Debt face amount	$ 100,000
Note payable balance	$ 100,000	100,000
Debt interest rate terms	10%
Debt maturity date	Aug. 15, 2020
Promissory Note [Member] | Sybil Bally [Member]
Debt issuance date	Oct. 02, 2017
Debt face amount	$ 100,000
Note payable balance	$ 100,000	0
Debt interest rate terms	10%
Debt maturity date	Oct. 02, 2020
Promissory Note [Member] | Paul Frueh [Member]
Debt issuance date	Oct. 02, 2017
Debt face amount	$ 100,000
Note payable balance	$ 100,000	0
Debt interest rate terms	10%
Debt maturity date	Oct. 20, 2020
Promissory Note [Member] | Michael and Donna Dade [Member]
Debt issuance date	Nov. 02, 2017
Debt face amount	$ 340,000
Note payable balance	$ 340,000	0
Debt interest rate terms	10%
Debt maturity date	Oct. 20, 2020
Promissory Note [Member] | Helen Janssen [Member]
Debt issuance date	Mar. 15, 2018
Debt face amount	$ 200,000
Note payable balance	$ 200,000	0
Debt interest rate terms	10%
Debt maturity date	Feb. 15, 2021
Business Loan and Security Agreement [Member] | Small Business Financial Solutions [Member]
Debt issuance date	Oct. 28, 2016
Debt face amount	$ 100,000
Note payable balance	$ 0	$ 7,935